Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

November 30, 2017

Dates Covered
Collections Period	11/01/17 - 11/30/17
Interest Accrual Period	11/15/17 - 12/14/17
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/17	588,113,824.20	31,821
Yield Supplement Overcollateralization Amount 10/31/17	25,220,914.63	0
Receivables Balance 10/31/17	613,334,738.83	31,821
Principal Payments	20,216,641.51	575
Defaulted Receivables	1,463,425.70	80
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/17	24,040,121.26	0
Pool Balance at 11/30/17	567,614,550.36	31,166

Pool Statistics	$ Amount	# of Accounts
Pool Factor	58.56%
Prepayment ABS Speed	1.36%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	11,663,413.03	584
Past Due 61-90 days	3,004,499.06	158
Past Due 91-120 days	629,870.20	36
Past Due 121+ days	0.00	0
Total	15,297,782.29	778

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.59%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.61%
Delinquency Trigger Occurred	NO

Recoveries	848,074.50
Aggregate Net Losses/(Gains) - November 2017	615,351.20
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.20%
Prior Net Losses Ratio	2.00%
Second Prior Net Losses Ratio	2.42%
Third Prior Net Losses Ratio	2.05%
Four Month Average	1.92%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.36%

Overcollateralization Target Amount	25,542,654.77
Actual Overcollateralization	25,542,654.77
Weighted Average APR	4.01%
Weighted Average APR, Yield Adjusted	6.04%
Weighted Average Remaining Term	52.26

Flow of Funds	$ Amount

Collections	23,105,910.56
Investment Earnings on Cash Accounts	23,916.37
Servicing Fee	(511,112.28)
Transfer to Collection Account	0.00
Available Funds	22,618,714.65

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	568,904.14
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	19,576,806.52
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	2,435,506.24
(9)(b) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	22,618,714.65

Servicing Fee	511,112.28
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 11/15/17	561,648,702.11
Principal Paid	19,576,806.52
Note Balance @ 12/15/17	542,071,895.59

Class A-1
Note Balance @ 11/15/17	0.00
Principal Paid	0.00
Note Balance @ 12/15/17	0.00
Note Factor @ 12/15/17	0.0000000%

Class A-2
Note Balance @ 11/15/17	136,158,702.11
Principal Paid	19,576,806.52
Note Balance @ 12/15/17	116,581,895.59
Note Factor @ 12/15/17	35.9820665%

Class A-3
Note Balance @ 11/15/17	324,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/17	324,000,000.00
Note Factor @ 12/15/17	100.0000000%

Class A-4
Note Balance @ 11/15/17	75,480,000.00
Principal Paid	0.00
Note Balance @ 12/15/17	75,480,000.00
Note Factor @ 12/15/17	100.0000000%

Class B
Note Balance @ 11/15/17	26,010,000.00
Principal Paid	0.00
Note Balance @ 12/15/17	26,010,000.00
Note Factor @ 12/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	606,401.89
Total Principal Paid	19,576,806.52
Total Paid	20,183,208.41

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	124,812.14
Principal Paid	19,576,806.52
Total Paid to A-2 Holders	19,701,618.66

Class A-3
Coupon	1.30000%
Interest Paid	351,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	351,000.00

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6440874
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.7934301
Total Distribution Amount	21.4375175

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.3852227
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	60.4222423
Total A-2 Distribution Amount	60.8074650

A-3 Interest Distribution Amount	1.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.0833333

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 11/15/17	8,956,782.82
Investment Earnings	6,243.51
Investment Earnings Paid	(6,243.51)
Deposit/(Withdrawal)	2,435,506.24
Balance as of 12/15/17	11,392,289.06
Change	2,435,506.24

Total Reserve Amount	11,392,289.06